Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN MUTUAL SERIES FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2016
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	fmsf_SupplementTextBlock

I. Effective on April 10, 2017, additional sales charge reduction and waiver categories will be added in an Appendix to the prospectus for purchases through specific intermediaries. Therefore, the following sentence is added to the end of the first full paragraph after the heading “Fees and Expenses of the Fund” section of each Fund’s summary prospectus:

In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A – Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.